INCOME TAXES - Schedule of Income Tax Expense (Recovery) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax:
Bermuda	$ 2	$ 0	$ 0
Total current tax expense	80	116	3
Deferred tax:
Bermuda	(60)	(314)	(35)
Total deferred tax expense (recovery)	24	(150)	14
Total income tax expense (recovery)	104	(34)	17
Amortization of deferred tax assets	44
United States
Current tax:
Foreign	(6)	87	(2)
Deferred tax:
Foreign	103	157	39
Other
Current tax:
Foreign	84	29	5
Deferred tax:
Foreign	$ (19)	$ 7	$ 10